Securities	12 Months Ended
Mar. 31, 2013
Securities [Abstract]
SECURITIES

NOTE 4 - SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$4	$—	$5,004

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	4,838	387	—	5,225
Federal National Mortgage Association	4,856	314	—	5,170

	9,694	701	—	10,395

Total available for sale securities	$14,694	$705	$—	$15,399

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$44,994	$77	$—	$45,071

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	7,118	601	—	7,719
Federal National Mortgage Association	16,295	1,110	—	17,405

	23,413	1,711	—	25,124

Total available for sale securities	$68,407	$1,788	$—	$70,195

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,999	$607	$11	$70,595
Corporate bonds	49,917	1,951	1	51,867

	119,916	2,558	12	122,462

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	106,346	5,459	125	111,680
Federal National Mortgage Association	207,781	7,118	350	214,549
Governmental National Mortgage Association	28,685	1,998	35	30,648

	342,812	14,575	510	356,877

Total held to maturity securities	$462,728	$17,133	$522	$479,339

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$117,929	$559	$69	$118,419
Corporate bonds	49,855	568	561	49,862

	167,784	1,127	630	168,281

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	139,231	6,823	452	145,602
Federal National Mortgage Association	157,844	7,940	203	165,581
Governmental National Mortgage Association	39,155	2,830	—	41,985

	336,230	17,593	655	353,168

Total held to maturity securities	$504,014	$18,720	$1,285	$521,449

Contractual maturity data for investment securities is as follows:

	March 31,
	2013		2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

Available for sale:
Debt securities:
Due after one but within five years	$5,000	$5,004	$44,994	$45,071

Mortgage-backed securities:
Due after five through ten years	2,565	2,756	7,375	7,964
Due after ten years	7,129	7,639	16,038	17,160

	9,694	10,395	23,413	25,124

Total available for sale securities	$14,694	$15,399	$68,407	$70,195

Held to maturity:
Debt securities:
Due less than one year	$5,000	$5,014	$—	$—
Due after one through five years	94,913	96,463	77,852	78,139
Due after five through ten years	20,003	20,985	30,003	30,199
Due after ten years	—	—	59,929	59,943

	119,916	122,462	167,784	168,281

Mortgage-backed securities:
Due less than one year	8	8	2	2
Due after one through five years	337	352	75	80
Due after five through ten years	78,187	78,699	9,699	10,452
Due after ten years	264,280	277,818	326,454	342,634

	342,812	356,877	336,230	353,168

Total held to maturity securities	$462,728	$479,339	$504,014	$521,449

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company’s mortgage-backed securities are generally secured by residential and multi-family mortgage loans with contractual maturities of 15 years or greater. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

The age of gross unrealized losses and the fair value of related securities at March 31, 2013 and 2012 were as follows:

	Less Than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Held to maturity:
Debt securities:
Government-sponsored enterprises	$9,988	$11	$—	$—	$9,988	$11
Corporate bonds	—	—	4,999	1	4,999	1

	9,988	11	4,999	1	14,987	12

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	10,368	124	30	1	10,398	125
Federal National Mortgage Association	42,609	347	187	3	42,796	350
Government National Mortgage Association	1,585	35	—	—	1,585	35

	54,562	506	217	4	54,779	510

Total held to maturity securities	$64,550	$517	$5,216	$5	$69,766	$522

	Less Than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$34,912	$69	$—	$—	$34,912	$69
Corporate bonds	29,404	561	—	—	29,404	561

	64,316	630	—	—	64,316	630

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	22,258	450	277	2	22,535	452
Federal National Mortgage Association	18,101	198	244	5	18,345	203

	40,359	648	521	7	40,880	655

Total held to maturity securities	$104,675	$1,278	$521	$7	$105,196	$1,285

Management does not believe that any of the unrealized losses at March 31, 2013 (two bonds of Government-sponsored enterprises and one corporate bond included in debt securities, and thirteen FNMA, five FHLMC, and one GNMA mortgage-backed securities) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

The proceeds from sales of mortgage-backed securities available for sale totaled $8.8 million during the year ended March 31, 2013, and the gross realized gains on the sales totaled approximately $647,000. The proceeds from sales of mortgage-backed securities available for sale totaled $11.1 million during the year ended March 31, 2011, and the gross realized gain on the sale totaled approximately $872,000. There were no sales of securities held to maturity during the years ended March 31, 2013, 2012 and 2011. There were no sales of securities available for sale during the year ended March 31, 2012.